UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Vident International Equity Strategy ETFTM
VIDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Vident International Equity Strategy ETFTM for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident International Equity Strategy ETFTM	$69	0.61%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident International Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). The Index seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.
The period in question was characterized by several economic and financial trends. One of the most highly visible was high volatility in trade policy with on and off and on-again threats of tariffs against all of the U.S.’s significant trading partners. Coinciding with that was a general slowing of economic growth, including a contraction in gross domestic product (“GDP”) in the first quarter of 2025. Consistent with the general public narrative and with the Federal Reserve’s dual mandate, there was a clearly discernible shift towards expectations of the Federal Reserve easing interest rates, and those expectations were realized at the Federal Open Market Committee (“FOMC”) meeting in September 2025. What one would expect to see during a time of Federal Reserve interest rate easing is a weakening of the U.S. Dollar relative to the currencies of the Fund’s investable markets, which would generally be helpful to ex-U.S. funds such as the Fund. The market dynamics shown below are consistent with that pattern of trade tensions and Federal Reserve interest rate easing, with the two largest contributors being based in Thailand, a country benefiting from a shift away from direct U.S.-China trade and reconfiguration of global trade towards other parts of Asia and buoyed by a significant rise in the Baht relative to the U.S. Dollar.

Top Contributors
↑	Kasikornbank PLC THB10
↑	PTT Exploration & Production PCL
↑	Celestica Inc.

Top Detractors
↓	LG Innotek Co Ltd
↓	ICON PLC
↓	TE Connectivity PLC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident International Equity Strategy ETFTM	PAGE 1	TSR-AR-26922A404

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident International Equity Strategy ETF NAV	27.06	12.82	7.90
Morningstar Global Markets ex-US NR USD	15.32	8.99	7.61
Vident Core Int’l Equity Index/Vident Int’l Equity Index	29.12	14.43	9.02
Morningstar Global Markets ex-US Large-Mid Cap NR USD	15.25	9.04	7.50
Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$383,668,217
Number of Holdings	246
Net Advisory Fee	$2,106,037
Portfolio Turnover	70%
30-Day SEC Yield	3.29%
30-Day SEC Yield Unsubsidized	3.29%
Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(% of Net Assets)
Mobvista, Inc.	0.8%
Zhen Ding Technology Holding, Ltd.	0.8%
Seibu Holdings, Inc.	0.6%
OceanaGold Corporation	0.6%
VSTECS Holdings, Ltd.	0.6%
Aisin Corporation	0.6%
Latam Airlines Group SA	0.6%
Minth Group, Ltd.	0.6%
Ramelius Resources, Ltd.	0.6%
Exxaro Resources, Ltd.	0.6%
Sector Breakdown (% of Net Assets)

Top Ten Countries	(% of Net Assets)
Taiwan	7.4%
South Korea	7.2%
Singapore	7.0%
Hong Kong	6.9%
Denmark	5.8%
Norway	5.4%
Japan	5.2%
Switzerland	5.2%
Brazil	4.7%
Cash & Other	45.2%
Vident International Equity Strategy ETFTM	PAGE 2	TSR-AR-26922A404

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-international-equity-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident International Equity Strategy ETFTM	PAGE 3	TSR-AR-26922A404

Vident U.S. Bond Strategy ETFTM
VBND (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Vident U.S. Bond Strategy ETFTM for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Bond Strategy ETFTM	$42	0.41%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Bond Strategy ETF™ (the “Fund”) is an actively-managed fund that seeks current income and long-term capital appreciation. The Fund may invest in any core U.S. bond sector, including U.S. Treasuries, U.S. agency securities, mortgage-backed securities, and investment-grade corporate bonds, private credit collateralized loan obligations and collateralized mortgage obligations, as well as any non-core bond sector, such as high-yield corporate bonds (also known as “junk bonds”), Treasury Inflation-Protected Securities, private credit, and dollar-denominated international bonds. Prior to May 9, 2025, the Fund sought to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™ (the “Index”).

The period in question was characterized by several economic and financial trends. One of the most highly visible was high volatility in trade policy with on and off and on-again threats of tariffs against all of the U.S.’s significant trading partners. Coinciding with that was a general slowing of economic growth, including a contraction in gross domestic product (“GDP”) in the first quarter of 2025. Consistent with the general public narrative and with the Federal Reserve’s dual mandate, there was a clearly discernible shift towards expectations of the Federal Reserve easing interest rates, and those expectations were realized at the Federal Open Market Committee meeting in September 2025. What one would expect to see during a time of trade tensions and Fed Reserve interest rate easing is generally good for U.S. Treasuries, especially those on the short end of the yield curve which are most affected by Federal Reserve interest rate policy. The market dynamics are consistent with that pattern of Federal Reserve Interest easing, shorter duration U.S. Treasuries being most affected as well as a trade sensitive company such as Federal Express being negatively affected.

Top Contributors
↑	United States Treasury Note/Bond (5 ¼ 11/15/28)
↑	United States Treasury Note/Bond (6 ⅛ 11/15/27)
↑	United States Treasury Note/Bond (5 ⅜ 02/15/31)

Top Detractors
↓	Warnermedia Holdings, Inc. (5.391% 03/15/62)
↓	FedEx Corporation (5.1% 01/15/44)
↓	United States Treasury Note/Bond (2 ¼ 08/15/46)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident U.S. Bond Strategy ETFTM	PAGE 1	TSR-AR-26922A602

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Bond Strategy ETF NAV	2.82	-0.24	1.66
FTSE Broad Investment-Grade (BIG) Bond Index	3.16	-0.69	1.81
Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$468,137,856
Number of Holdings	213
Net Advisory Fee	$1,858,560
Portfolio Turnover	168%
30-Day SEC Yield	4.18%
30-Day SEC Yield Unsubsidized	4.18%
Effective Duration	6.33 years
Average Credit Quality	AA-/A+
Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	56.8%
Federal National Mortgage Association	6.0%
Government National Mortgage Association	5.9%
Tennessee Valley Authority	1.5%
Deutsche Bank AG	0.8%
Federal Home Loan Banks	0.7%
Capital One Financial Corporation	0.6%
Bayer US Finance II LLC	0.5%
Woodside Finance, Ltd.	0.4%
Israel Government International Bond	0.4%
Sector Breakdown (% of Net Assets)
Vident U.S. Bond Strategy ETFTM	PAGE 2	TSR-AR-26922A602

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-bond-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Bond Strategy ETFTM	PAGE 3	TSR-AR-26922A602

Vident U.S. Equity Strategy ETFTM
VUSE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Vident U.S. Equity Strategy ETFTM for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Equity Strategy ETFTM	$54	0.50%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). The Index represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The period in question was characterized by several economic and financial trends. One of the most highly visible was high volatility in trade policy with on and off and on-again threats of tariffs against all of the U.S.’s significant trading partners. Coinciding with that was a general slowing of economic growth, including a contraction in gross domestic product (“GDP”) in the first quarter of 2025. Consistent with the general public narrative and with the Federal Reserve’s dual mandate, there was a clearly discernible shift towards expectations of the Federal Reserve easing interest rates, and those expectations were realized at the Federal Open Market Committee meeting in September 2025. What one would expect to see during a time of Federal Reserve interest rate easing is generally good for growth stocks in the technology sector, especially those connected to artificial intelligence technology which are disproportionately represented among the securities listed below. The relatively weak contributions of the pharmaceutical companies in the Fund’s portfolio are consistent both with a move away from defensive sectors which often accompanies times of easing and also times of disruptions in international trade.

Top Contributors
↑	Broadcom Inc.
↑	Oracle Corporation
↑	NVIDIA Corporation

Top Detractors
↓	Fiserv, Inc.
↓	Eli Lilly and Company
↓	Merck & Co., Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident U.S. Equity Strategy ETFTM	PAGE 1	TSR-AR-26922A503

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Equity Strategy ETF NAV	16.01	17.91	11.25
S&P 500 TR	15.88	14.74	14.60
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S Equity Index	16.62	19.92	12.27
Morningstar US Market TR USD	15.95	14.14	14.11
Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$630,849,614
Number of Holdings	122
Net Advisory Fee	$2,961,393
Portfolio Turnover	64%
30-Day SEC Yield	0.42%
30-Day SEC Yield Unsubsidized	0.42%
Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(% of Net Assets)
Walmart, Inc.	2.5%
Visa, Inc. - Class A	2.5%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Apple, Inc.	2.0%
AbbVie, Inc.	2.0%
JPMorgan Chase & Company	2.0%
Microsoft Corporation	2.0%
Sector Breakdown (% of Net Assets)
Vident U.S. Equity Strategy ETFTM	PAGE 2	TSR-AR-26922A503

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Equity Strategy ETFTM	PAGE 3	TSR-AR-26922A503

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$ 49,000	$ 49,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 10,500	$ 10,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vident ETFs
Vident International Equity Strategy ETFTM (Ticker: VIDI)
Vident U.S. Bond Strategy ETFTM (Ticker: VBND)
Vident U.S. Equity Strategy ETFTM (Ticker: VUSE)
Annual Financial Statements and Additional Information
August 31, 2025

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 3.7%
AGL Energy, Ltd.	191,142	$1,029,596
BlueScope Steel, Ltd.	103,296	1,551,590
Perseus Mining, Ltd.	809,944	2,003,815
Qantas Airways, Ltd.	256,704	1,974,155
QBE Insurance Group, Ltd.	123,894	1,755,573
Ramelius Resources, Ltd.	1,084,076	2,249,209
Regis Resources, Ltd.(a)	399,477	1,187,021
Super Retail Group, Ltd.	68,256	840,311
Yancoal Australia, Ltd.	421,807	1,501,839
		14,093,109
Austria - 0.6%
OMV AG	25,194	1,387,773
voestalpine AG	29,149	965,560
		2,353,333
Belgium - 0.2%
Ageas SA	6,459	455,125
Proximus SADP	52,681	456,613
		911,738
Brazil - 4.1%
Ambev SA	714,100	1,624,718
Cia de Saneamento de Minas Gerais Copasa MG	299,072	1,655,114
Lojas Renner SA	627,650	1,878,984
Magazine Luiza SA	1,428,900	2,174,373
Marfrig Global Foods SA	448,469	2,063,845
Telefonica Brasil SA	336,464	2,094,493
TIM SA	518,858	2,178,437
Vibra Energia SA	488,763	2,182,645
		15,852,609
Canada - 4.3%
Air Canada(a)	114,534	1,626,726
Empire Company, Ltd.	45,558	1,768,962
Finning International, Inc.	41,131	1,705,815
iA Financial Corporation, Inc.	16,813	1,809,331
Kinross Gold Corporation	73,282	1,532,413
Magna International, Inc.	43,239	1,985,350
OceanaGold Corporation	130,994	2,394,806
Parex Resources, Inc.	48,258	608,080
Power Corporation of Canada	45,607	1,930,977
Tamarack Valley Energy, Ltd.	274,341	1,077,023
		16,439,483
Chile - 1.1%
Cencosud SA	620,497	1,974,165
Latam Airlines Group SA(a)	89,396,194	2,259,482
		4,233,647

	Shares	Value
China - 0.9%
China Resources Pharmaceutical Group, Ltd.(b)	2,579,000	$1,614,387
Country Garden Services Holdings Company, Ltd.	2,034,000	1,693,293
		3,307,680
Denmark - 5.8%
AP Moller - Maersk AS - Class B	873	1,798,088
Bavarian Nordic AS(a)	49,541	1,838,002
Carlsberg AS - Class B	13,831	1,692,534
D/S Norden AS	43,216	1,543,707
Danske Bank AS	14,312	588,661
Genmab AS(a)	7,880	1,962,200
H Lundbeck AS	252,838	1,599,355
ISS AS	62,503	1,828,854
Jyske Bank AS	18,238	1,959,000
NKT AS(a)	20,121	1,916,737
ROCKWOOL AS	41,399	1,564,492
Tryg AS	75,163	1,977,710
Vestas Wind Systems AS	96,017	1,912,134
		22,181,474
Finland - 0.8%
Fortum Oyj	50,445	873,284
Nokia Oyj	396,514	1,707,488
Outokumpu Oyj	125,264	515,225
		3,095,997
France - 1.0%
Bouygues SA	41,391	1,775,132
Orange SA	121,205	1,971,990
Societe Generale SA	2,520	155,505
		3,902,627
Germany - 4.3%
Allianz SE	404	170,804
Aurubis AG	5,844	663,516
Bayer AG	54,607	1,793,516
Continental AG	20,832	1,828,780
Deutsche Lufthansa AG	207,446	1,931,831
Freenet AG	19,616	654,831
Fresenius Medical Care AG	24,744	1,268,277
Fresenius SE & Company KGaA	37,737	2,049,973
HelloFresh SE(a)	70,082	619,987
K+S AG	65,733	888,658
RWE AG	41,957	1,681,541
Schaeffler AG	26,180	181,103
Suedzucker AG	14,698	172,383
Talanx AG	8,163	1,125,549
thyssenkrupp AG	149,435	1,579,113
		16,609,862

The accompanying notes are an integral part of these financial statements.

1

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hong Kong - 6.9%
BOC Hong Kong Holdings, Ltd.	395,500	$1,786,785
Cathay Pacific Airways, Ltd.	1,161,000	1,594,991
China Taiping Insurance Holdings Company, Ltd.	822,600	1,707,276
Geely Automobile Holdings, Ltd.	758,000	1,901,843
Johnson Electric Holdings, Ltd.	568,500	2,081,234
Kingboard Holdings, Ltd.	505,500	1,855,784
Kunlun Energy Company, Ltd.	1,856,000	1,723,666
Orient Overseas International, Ltd.	100,000	1,748,366
Pacific Basin Shipping, Ltd.	6,279,605	1,756,003
Sino Biopharmaceutical, Ltd.	71,155	74,022
TCL Electronics Holdings, Ltd.	1,460,000	2,007,632
United Laboratories International Holdings, Ltd.	920,000	1,810,297
VSTECS Holdings, Ltd.	1,632,000	2,283,923
WH Group, Ltd.(b)	1,812,500	1,939,012
Yue Yuen Industrial Holdings, Ltd.	1,132,000	1,996,575
		26,267,409
Indonesia - 3.0%
Alamtri Resources Indonesia Tbk PT	15,618,300	1,662,226
Aneka Tambang Tbk	10,123,000	1,866,217
Astra International Tbk PT	5,895,100	1,966,225
Bank Negara Indonesia Persero Tbk PT	7,141,400	1,896,867
Bank Rakyat Indonesia Persero Tbk PT	1,354,900	332,768
Telkom Indonesia Persero Tbk PT	10,512,300	1,995,361
United Tractors Tbk PT	1,243,600	1,840,136
		11,559,800
Ireland - 3.2%
AerCap Holdings NV	16,451	2,031,698
Alkermes PLC(a)	70,367	2,038,532
Aptiv PLC(a)	26,336	2,094,502
DCC PLC	20,027	1,272,775
Jazz Pharmaceuticals PLC(a)	15,674	2,002,354
Perrigo Company PLC	43,075	1,022,601
TE Connectivity PLC	8,790	1,815,135
		12,277,597
Israel - 1.9%
Bank Leumi Le-Israel BM	97,713	1,875,641
El Al Israel Airlines(a)	465,691	1,858,837
ICL Group, Ltd.	85,434	550,195
Inmode, Ltd.(a)	30,775	459,779
Israel Discount Bank, Ltd. - Class A	113,556	1,123,490
Plus500, Ltd.	10,249	419,836
ZIM Integrated Shipping Services, Ltd.	83,071	1,130,596
		7,418,374

	Shares	Value
Italy - 0.5%
Iveco Group NV	80,428	$1,729,832
Telecom Italia SpA(a)	296,264	142,039
		1,871,871
Japan - 5.2%
Aisin Corporation	136,200	2,274,561
Alps Alpine Company, Ltd.	172,100	2,123,338
Brother Industries, Ltd.	107,700	1,839,684
Japan Airlines Company, Ltd.	93,200	1,991,271
JTEKT Corporation	91,500	905,496
Kioxia Holdings Corporation(a)	111,100	1,964,350
Sankyo Company, Ltd.	99,400	2,012,033
SBI Holdings, Inc.	46,100	2,197,541
Seibu Holdings, Inc.	66,700	2,429,048
Toyo Tire Corporation	84,900	2,178,806
		19,916,128
Malaysia - 3.9%
AMMB Holdings Bhd	1,520,500	1,939,762
IHH Healthcare Bhd	1,156,600	1,858,772
KPJ Healthcare Bhd	3,017,600	1,856,985
Malayan Banking Bhd	816,000	1,912,047
MISC Bhd	865,700	1,520,354
Public Bank Bhd	1,831,800	1,851,310
RHB Bank Bhd	1,239,700	1,918,968
Telekom Malaysia Bhd	1,153,400	1,916,418
YTL Corporation Bhd	334,220	202,510
		14,977,126
Mexico - 1.5%
Cemex SAB de CV	2,185,456	1,983,315
Gentera SAB de CV	757,100	1,858,183
Industrias Penoles SAB de CV(a)	62,000	2,014,248
		5,855,746
Netherlands - 1.8%
Koninklijke Ahold Delhaize NV	45,896	1,839,944
NN Group NV	27,120	1,867,170
Signify NV(b)	46,302	1,222,667
Stellantis NV	191,120	1,830,801
		6,760,582
Norway - 5.4%
Aker BP ASA	73,360	1,853,814
DNB Bank ASA	72,087	1,899,132
DNO ASA	1,299,084	1,978,212
Equinor ASA	70,485	1,738,370
Gjensidige Forsikring ASA	35,211	978,448
Hoegh Autoliners ASA	173,532	1,993,102
Leroy Seafood Group ASA	174,785	855,881
Norsk Hydro ASA	296,178	1,921,371
Norwegian Air Shuttle ASA	1,113,159	1,883,434
Orkla ASA	174,176	1,946,759

The accompanying notes are an integral part of these financial statements.

2

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Norway - (Continued)
Storebrand ASA	126,311	$1,943,546
Yara International ASA	48,539	1,766,688
		20,758,757
Peru - 0.5%
Credicorp, Ltd.	7,830	2,013,876
Poland - 1.4%
Alior Bank SA	10,513	299,184
Bank Polska Kasa Opieki SA	34,102	1,714,973
ORLEN SA	80,532	1,718,977
PGE Polska Grupa Energetyczna SA(a)	559,281	1,741,278
		5,474,412
Portugal - 0.5%
Banco Comercial Portugues SA	2,318,397	1,964,697
Russia - 0.0%(c)
Severstal PAO - GDR(a)(d)	24,074	0
Singapore - 7.0%
ComfortDelGro Corporation, Ltd.	1,372,000	1,550,584
DBS Group Holdings, Ltd.	46,240	1,820,768
Genting Singapore, Ltd.	3,175,000	1,781,761
Hafnia, Ltd.	326,927	1,999,804
Jardine Cycle & Carriage, Ltd.	28,500	628,199
Mobvista, Inc.(a)(b)	1,759,000	3,183,680
Oversea-Chinese Banking Corporation, Ltd.	124,400	1,623,115
SATS, Ltd.	385,000	993,258
Sembcorp Industries, Ltd.	308,000	1,457,178
Singapore Airlines, Ltd.	311,300	1,596,535
Singapore Exchange, Ltd.	150,000	1,937,256
Singapore Telecommunications, Ltd.	581,200	1,952,433
United Overseas Bank, Ltd.	38,419	1,053,753
UOL Group, Ltd.	341,300	1,981,828
Venture Corporation, Ltd.	88,600	937,793
Wilmar International, Ltd.	472,400	1,086,189
Yangzijiang Financial Holding, Ltd.	1,679,900	1,374,821
		26,958,955
South Africa - 2.2%
Exxaro Resources, Ltd.	202,782	2,208,583
Harmony Gold Mining Company, Ltd.	24,226	321,978
Old Mutual, Ltd.	2,603,563	2,045,328
Tiger Brands, Ltd.	109,794	1,929,830
Vodacom Group, Ltd.	241,029	1,936,678
		8,442,397
South Korea - 7.2%
DB Insurance Company, Ltd.	19,822	1,880,613
Hankook Tire & Technology Company, Ltd.	55,165	1,593,148
Hanwha Corporation	27,227	1,641,160

	Shares	Value
HD Hyundai Company, Ltd.	12,760	$1,258,332
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	7,194	2,103,478
Hyundai Mobis Company, Ltd.	8,463	1,938,835
Kia Corporation	24,104	1,834,349
Korea Gas Corporation	57,019	1,622,083
KT Corporation	45,987	1,789,532
LG Uplus Corporation	177,962	1,900,907
NongShim Company, Ltd.	6,648	1,960,568
Samsung C&T Corporation	671	80,988
Samsung E&A Company, Ltd.	100,915	2,112,301
Samsung Electronics Company, Ltd.	36,123	1,811,022
Samsung Fire & Marine Insurance Company, Ltd.	2,237	714,424
Samsung SDS Company, Ltd.	16,168	1,713,035
SK Telecom Company, Ltd.	39,587	1,543,331
		27,498,106
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	92,764	1,681,900
Banco Santander SA	209,368	1,999,722
CaixaBank SA	28,739	286,939
Mapfre SA	63,625	278,826
Repsol SA	14,017	229,860
		4,477,247
Sweden - 1.4%
Embracer Group AB(a)	169,580	1,514,496
Sinch AB(a)(b)	141,496	441,705
SSAB AB - Class B	306,543	1,737,694
Volvo Car AB(a)	885,738	1,844,264
		5,538,159
Switzerland - 5.2%
Adecco Group AG	55,511	1,778,464
Avolta AG	19,950	1,147,990
Chubb, Ltd.	6,917	1,902,659
Coca-Cola HBC AG	28,853	1,456,352
Garrett Motion, Inc.	140,572	1,826,030
Helvetia Holding AG	4,486	1,155,396
Holcim AG	22,865	1,917,220
Novartis AG	15,795	1,999,652
Sandoz Group AG	3,784	237,539
STMicroelectronics NV	12,450	338,741
Swatch Group AG	2,006	362,890
Swiss Re AG	10,084	1,828,636
Swisscom AG	91	65,826
Swissquote Group Holding SA	2,774	1,819,130
Zurich Insurance Group AG	2,667	1,950,560
		19,787,085
Taiwan - 7.4%
Arcadyan Technology Corporation	246,000	1,907,195
Compal Electronics, Inc.	1,385,000	1,252,727
Evergreen Marine Corporation Taiwan, Ltd.	271,000	1,644,466

The accompanying notes are an integral part of these financial statements.

3

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
Foxconn Technology Company, Ltd.	658,000	$1,530,408
L&K Engineering Company, Ltd.	158,000	1,824,498
Minth Group, Ltd.	534,000	2,252,214
Powertech Technology, Inc.	326,000	1,269,043
Primax Electronics, Ltd.	514,000	1,395,574
Sigurd Microelectronics Corporation	675,000	1,868,038
Simplo Technology Company, Ltd.	120,822	1,559,210
Taiwan Surface Mounting Technology Corporation	516,000	1,814,554
Tripod Technology Corporation	200,000	2,103,404
United Microelectronics Corporation	1,247,000	1,652,088
Wan Hai Lines, Ltd.	593,000	1,606,189
WT Microelectronics Company, Ltd.	400,000	1,609,447
Zhen Ding Technology Holding, Ltd.	463,000	2,976,153
		28,265,208
Thailand - 1.6%
Kasikornbank PCL - NVDR	327,400	1,702,945
Krung Thai Bank PCL - NVDR	1,249,800	949,069
PTT Exploration & Production PCL - NVDR	513,600	1,775,681
TMBThanachart Bank PCL - NVDR	26,777,600	1,570,534
		5,998,229
United Kingdom - 2.5%
Centrica PLC	414,256	900,800
easyJet PLC	179,399	1,186,670
J Sainsbury PLC	453,325	1,833,707
JET2 PLC	2,322	51,072
Kingfisher PLC	487,434	1,695,090
Tesco PLC	323,912	1,849,813
Vodafone Group PLC	1,636,949	1,954,157
		9,471,309
TOTAL COMMON STOCKS (Cost $319,231,894)		376,534,629
PREFERRED STOCKS - 0.8%
Brazil - 0.6%
Banco Bradesco SA	248,400	769,715
Cia Energetica de Minas Gerais	813,151	1,665,820
		2,435,535
Chile - 0.2%
Embotelladora Andina SA	189,477	753,572
TOTAL PREFERRED STOCKS (Cost $2,335,072)		3,189,107

	Shares	Value
RIGHTS - 0.0%(c)
Italy - 0.0%(c)
Telecom Italia SpA, Expires 09/15/2025, Exercise Price $0.29(a)(d)	296,264	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 99.0% (Cost $321,566,966)		$379,723,736
Other Assets in Excess of Liabilities - 1.0%		3,944,481
TOTAL NET ASSETS - 100.0%		$383,668,217

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $8,401,451 or 2.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

4

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 56.8%
United States Treasury Note/Bond
1.25%, 11/30/2026	$5,770,000	$5,593,857
1.63%, 11/30/2026	16,872,000	16,434,053
0.50%, 05/31/2027	11,670,000	11,052,311
0.50%, 06/30/2027	3,990,000	3,770,005
4.38%, 07/15/2027	5,490,000	5,560,984
0.38%, 07/31/2027	2,980,000	2,802,306
2.75%, 07/31/2027	3,540,000	3,481,576
2.25%, 08/15/2027	3,750,000	3,652,515
3.75%, 08/15/2027	1,925,000	1,928,910
0.50%, 08/31/2027	480,000	451,369
3.13%, 08/31/2027	1,560,000	1,545,040
6.13%, 11/15/2027	28,115,000	29,620,690
4.38%, 08/31/2028	4,740,000	4,844,613
4.63%, 09/30/2028	2,145,000	2,208,931
4.88%, 10/31/2028	2,510,000	2,604,762
3.13%, 11/15/2028	1,495,000	1,473,655
5.25%, 11/15/2028	20,160,000	21,150,675
4.38%, 11/30/2028	1,700,000	1,739,943
1.38%, 12/31/2028	1,065,000	991,386
3.75%, 12/31/2028	400,000	401,797
4.00%, 01/31/2029	1,500,000	1,518,779
2.63%, 02/15/2029	1,815,000	1,757,501
4.25%, 02/28/2029	1,055,000	1,076,904
2.38%, 03/31/2029	2,030,000	1,945,945
4.13%, 03/31/2029	2,450,000	2,491,487
4.63%, 04/30/2029	995,000	1,028,912
6.25%, 05/15/2030	11,340,000	12,582,084
5.38%, 02/15/2031	13,625,000	14,702,227
4.50%, 08/15/2039	1,040,000	1,032,931
4.38%, 11/15/2039	3,780,000	3,693,769
4.63%, 02/15/2040	2,600,000	2,605,231
4.38%, 05/15/2040	3,400,000	3,309,289
4.25%, 11/15/2040	6,750,000	6,443,086
4.75%, 02/15/2041	4,955,000	4,997,195
2.25%, 05/15/2041	1,820,000	1,319,002
4.38%, 05/15/2041	7,515,000	7,244,930
2.00%, 11/15/2041	2,785,000	1,910,173
3.13%, 11/15/2041	1,015,000	827,582
2.38%, 02/15/2042	2,190,000	1,585,654
3.13%, 02/15/2042	3,625,000	2,941,206
3.00%, 05/15/2042	4,350,000	3,452,303
3.25%, 05/15/2042	3,590,000	2,952,985
2.75%, 08/15/2042	4,885,000	3,712,791
3.38%, 08/15/2042	3,340,000	2,786,225
2.75%, 11/15/2042	4,635,000	3,505,038
4.00%, 11/15/2042	3,395,000	3,075,923
3.13%, 02/15/2043	5,135,000	4,096,366
3.88%, 02/15/2043	2,610,000	2,319,638
2.88%, 05/15/2043	4,410,000	3,373,133
3.88%, 05/15/2043	2,945,000	2,611,847
3.63%, 08/15/2043	4,655,000	3,970,933

	Par	Value
4.38%, 08/15/2043	$2,515,000	$2,378,640
3.75%, 11/15/2043	12,066,000	10,449,816
3.63%, 02/15/2044	4,285,000	3,635,889
4.50%, 02/15/2044	4,385,000	4,204,290
3.38%, 05/15/2044	4,865,000	3,965,925
3.13%, 08/15/2044	4,735,000	3,701,068
3.00%, 11/15/2044	4,430,000	3,381,336
3.00%, 05/15/2045	2,600,000	1,972,039
TOTAL U.S. TREASURY SECURITIES (Cost $266,776,345)		265,869,450
CORPORATE BONDS - 26.8%
Communication Services - 0.4%
Fox Corporation, 5.58%, 01/25/2049	1,450,000	1,368,231
Paramount Global, 4.90%, 08/15/2044	500,000	400,824
		1,769,055
Communications - 0.2%
Warnermedia Holdings, Inc., 5.39%, 03/15/2062	2,000,000	1,079,000
Consumer Discretionary - 2.0%
Brunswick Corporation, 2.40%, 08/18/2031	1,630,000	1,409,828
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052	1,795,000	1,276,669
Ford Motor Company
4.75%, 01/15/2043	500,000	387,541
5.29%, 12/08/2046	500,000	406,281
General Motors Company, 6.75%, 04/01/2046	1,400,000	1,451,032
Lear Corporation, 5.25%, 05/15/2049	1,520,000	1,339,705
Tapestry, Inc., 3.05%, 03/15/2032	1,560,000	1,397,917
Whirlpool Corporation, 4.50%, 06/01/2046	2,000,000	1,507,759
		9,176,732
Consumer Staples - 0.5%
Altria Group, Inc., 4.45%, 05/06/2050	1,755,000	1,384,757
Kraft Heinz Foods Company
6.88%, 01/26/2039	105,000	114,299
6.50%, 02/09/2040	990,000	1,044,991
		2,544,047
Energy - 4.7%
APA Corporation
5.10%, 09/01/2040(a)	1,500,000	1,276,393
6.75%, 02/15/2055(a)	150,000	142,517
Continental Resources, Inc., 4.90%, 06/01/2044	1,610,000	1,270,611

The accompanying notes are an integral part of these financial statements.

5

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Devon Energy Corporation, 7.88%, 09/30/2031	$1,175,000	$1,359,107
Energy Transfer LP, 8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,200,000	1,279,267
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,380,000	1,368,807
EQT Corporation, 7.00%, 02/01/2030(b)	1,220,000	1,327,389
Halliburton Company, 7.45%, 09/15/2039	375,000	439,600
Helmerich & Payne, Inc., 5.50%, 12/01/2034	1,400,000	1,346,891
HF Sinclair Corporation, 6.25%, 01/15/2035	1,400,000	1,440,710
Marathon Petroleum Corporation, 6.50%, 03/01/2041	1,045,000	1,099,382
NOV, Inc., 3.95%, 12/01/2042	1,945,000	1,474,253
Occidental Petroleum Corporation
6.20%, 03/15/2040	1,200,000	1,186,139
6.60%, 03/15/2046	300,000	301,490
Ovintiv, Inc.
7.38%, 11/01/2031	1,100,000	1,218,131
6.50%, 08/15/2034	150,000	157,999
Phillips 66 Company, 4.90%, 10/01/2046	1,030,000	887,873
Valero Energy Corporation, 6.63%, 06/15/2037	1,215,000	1,325,860
Western Midstream Operating LP, 5.30%, 03/01/2048	1,580,000	1,332,337
Woodside Finance, Ltd.
5.10%, 09/12/2034	1,000,000	979,636
5.70%, 09/12/2054	1,000,000	921,346
		22,135,738
Financials - 10.9%
Allstate Corporation, 6.50% to 05/15/2037 then 3 mo. LIBOR US + 2.12%, 05/15/2057(c)	1,350,000	1,395,850
Ally Financial, Inc., 6.70%, 02/14/2033	1,290,000	1,340,413
Ares Capital Corporation, 3.20%, 11/15/2031	1,590,000	1,416,772
Athene Holding, Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	1,400,000	1,407,780
Blackstone Private Credit Fund, 6.00%, 11/22/2034	1,400,000	1,410,852
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,430,000	1,351,262
Blue Owl Technology Finance Corporation, 6.75%, 04/04/2029	1,500,000	1,553,706

	Par	Value
Brighthouse Financial, Inc., 4.70%, 06/22/2047	$1,840,000	$1,379,422
Capital One Financial Corporation
2.36% to 07/29/2031 then SOFR + 1.34%, 07/29/2032	1,625,000	1,398,099
6.70%, 11/29/2032	1,260,000	1,386,658
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	1,385,000	1,365,532
COPT Defense Properties LP, 2.75%, 04/15/2031	1,610,000	1,452,816
Corebridge Financial, Inc., 6.88% to 12/15/2027 then 5 yr. CMT Rate + 3.85%, 12/15/2052	1,300,000	1,344,908
Deutsche Bank AG
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032	1,000,000	938,542
4.88% to 12/01/2027 then 5 yr. Mid Swap Rate USD + 2.55%, 12/01/2032	1,000,000	996,667
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	500,000	458,049
7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,100,000	1,194,789
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	1,400,000	1,386,093
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	1,350,000	1,382,897
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	1,290,000	1,345,167
Fifth Third Bancorp, 8.25%, 03/01/2038	910,000	1,115,049
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	1,430,000	1,439,851
GLP Capital LP, 5.75%, 06/01/2028	1,305,000	1,340,447
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	1,420,000	1,408,702
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	1,640,000	1,395,662
Legg Mason, Inc., 5.63%, 01/15/2044	1,100,000	1,084,868
Lincoln National Corporation, 7.00%, 06/15/2040	1,170,000	1,318,041
Markel Group, Inc., 5.00%, 04/05/2046	1,240,000	1,104,716
MetLife, Inc., 10.75%, 08/01/2039	1,000,000	1,338,426
MGIC Investment Corporation, 5.25%, 08/15/2028	1,290,000	1,290,520
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047(c)	1,375,000	1,354,528
Regions Bank, 6.45%, 06/26/2037	1,308,000	1,414,176

The accompanying notes are an integral part of these financial statements.

6

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	$1,380,000	$1,409,037
Sabra Health Care LP, 3.20%, 12/01/2031	1,515,000	1,369,940
Synovus Bank, 5.63%, 02/15/2028	1,250,000	1,276,125
Truist Financial Corporation, 4.92% to 07/28/2032 then SOFR + 2.24%, 07/28/2033	1,365,000	1,345,250
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	1,585,000	1,364,061
VICI Properties LP
5.63%, 05/15/2052	850,000	778,084
6.13%, 04/01/2054	600,000	584,651
Zions Bancorp NA, 3.25%, 10/29/2029	1,545,000	1,434,007
		51,072,415
Health Care - 1.7%
Bayer US Finance II LLC
4.40%, 07/15/2044(a)	2,020,000	1,589,702
4.70%, 07/15/2064(a)	1,115,000	828,556
Cardinal Health, Inc., 4.37%, 06/15/2047	1,000,000	807,892
Centene Corporation, 4.63%, 12/15/2029	1,350,000	1,300,633
HCA, Inc., 5.50%, 06/15/2047	1,100,000	1,018,558
Icon Investments Six DAC, 6.00%, 05/08/2034	1,000,000	1,040,017
Viatris, Inc., 4.00%, 06/22/2050	2,000,000	1,320,408
		7,905,766
Industrials - 0.7%
FedEx Corporation, 5.10%, 01/15/2044(a)	1,205,000	1,071,515
Flowserve Corporation, 3.50%, 10/01/2030	1,410,000	1,343,009
Owens Corning, 4.30%, 07/15/2047	1,260,000	1,023,751
		3,438,275
Information Technology - 1.0%
Corning, Inc., 5.45%, 11/15/2079	785,000	713,612
HP, Inc., 6.00%, 09/15/2041	1,195,000	1,210,669
Kyndryl Holdings, Inc., 4.10%, 10/15/2041	1,685,000	1,326,394
Vontier Corporation, 2.95%, 04/01/2031	1,505,000	1,366,801
		4,617,476
Materials - 1.4%
Albemarle Corporation, 5.05%, 06/01/2032	1,500,000	1,468,820
Dow Chemical Company, 9.40%, 05/15/2039	750,000	971,301

	Par	Value
FMC Corporation, 6.38%, 05/18/2053	$1,500,000	$1,444,892
Freeport-McMoRan, Inc., 5.45%, 03/15/2043	1,380,000	1,306,254
Mosaic Company, 5.63%, 11/15/2043	1,150,000	1,106,775
		6,298,042
Real Estate - 0.3%
EPR Properties, 3.75%, 08/15/2029	1,430,000	1,373,627
Utilities - 3.0%
American Electric Power Company, Inc., 3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,430,000	1,389,945
CMS Energy Corporation, 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,420,000	1,375,205
Dominion Energy, Inc., 6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	1,300,000	1,335,034
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	1,420,000	1,424,056
Entergy Corporation, 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,300,000	1,360,534
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,300,000	1,322,252
Exelon Corporation, 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	165,000	170,487
NextEra Energy Capital Holdings, Inc.
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077(c)	1,140,000	1,102,454
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	230,000	222,219
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,350,000	1,407,090
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	1,320,000	1,372,681
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,415,000	1,374,562
		13,856,519
TOTAL CORPORATE BONDS (Cost $124,263,252)		125,266,692

The accompanying notes are an integral part of these financial statements.

7

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 11.6%
Federal National Mortgage Association
6.00%, 09/15/2041(d)	$7,300,000	$7,458,707
6.50%, 09/15/2053(d)	4,315,000	4,470,197
Pool BV7232, 4.00%, 04/01/2052	2,324,339	2,173,148
Pool MA4626, 4.00%, 06/01/2052	3,181,146	2,977,376
Pool MA4644, 4.00%, 05/01/2052	3,052,152	2,856,492
Pool MA5585, 5.00%, 01/01/2055	2,871,154	2,834,085
Series Pool TBA, Pool TBA, 5.00%, 09/15/2041(d)	300,000	295,910
Series Pool TBA, Pool TBA, 5.50%, 09/15/2041(d)	3,600,000	3,621,101
Government National Mortgage Association
4.50%, 09/15/2041(d)	300,000	288,964
5.00%, 09/15/2048(d)	1,170,000	1,158,025
5.50%, 03/20/2053(d)	4,120,000	4,151,480
6.00%, 09/15/2053(d)	8,825,000	9,003,729
6.50%, 09/15/2053(d)	5,555,000	5,715,655
7.00%, 09/20/2053(d)	530,000	547,637
Pool MB0146, 5.00%, 01/20/2055	3,435,541	3,403,627
Pool MB0425, 6.00%, 06/20/2055	3,480,209	3,554,100
TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,781,196)		54,510,233
U.S. GOVERNMENT AGENCY ISSUES - 2.8%
Federal Home Loan Banks
4.63%, 11/17/2026	660,000	666,512
1.25%, 12/21/2026	590,000	571,177
4.13%, 01/15/2027	460,000	462,129
4.75%, 04/09/2027	400,000	406,467
4.50%, 03/10/2028	320,000	326,782
3.25%, 06/09/2028	160,000	158,611
4.00%, 06/30/2028	150,000	151,735
3.25%, 11/16/2028	270,000	267,521
5.50%, 07/15/2036	370,000	403,526
Federal Home Loan Mortgage Corporation
6.75%, 09/15/2029	700,000	782,467
6.75%, 03/15/2031	150,000	171,967
6.25%, 07/15/2032	150,000	170,407
Federal National Mortgage Association
1.88%, 09/24/2026	545,000	533,558
0.75%, 10/08/2027	290,000	273,287
7.13%, 01/15/2030	100,000	113,646
7.25%, 05/15/2030	100,000	115,315
6.63%, 11/15/2030	205,000	232,547
5.63%, 07/15/2037	270,000	296,323

	Par	Value
Tennessee Valley Authority
2.88%, 02/01/2027	$660,000	$652,289
3.88%, 03/15/2028	370,000	372,063
7.13%, 05/01/2030	475,000	542,127
4.38%, 08/01/2034	350,000	349,672
5.88%, 04/01/2036	820,000	910,068
6.15%, 01/15/2038	785,000	899,104
5.25%, 09/15/2039	800,000	837,870
3.50%, 12/15/2042	805,000	657,328
5.25%, 02/01/2055	600,000	582,196
5.38%, 04/01/2056	545,000	540,641
4.63%, 09/15/2060	495,000	428,807
4.25%, 09/15/2065	260,000	207,229
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,241,060)		13,083,371
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.4%
Israel Government International Bond, 5.75%, 03/12/2054	2,000,000	1,854,409
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,867,926)		1,854,409
TOTAL INVESTMENTS - 98.4% (Cost $460,929,779)		$460,584,155
Other Assets in Excess of Liabilities - 1.6%		7,553,701
TOTAL NET ASSETS - 100.0%		$468,137,856

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $4,908,683 or 1.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	To-be-announced security.
The accompanying notes are an integral part of these financial statements.

8

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 8.8%
Alphabet, Inc. - Class A	60,822	$12,949,612
Cargurus, Inc.(a)	115,379	3,992,113
Electronic Arts, Inc.	18,307	3,147,888
Fox Corporation - Class A	10,663	636,581
Meta Platforms, Inc. - Class A	20,881	15,424,795
Netflix, Inc.(a)	4,987	6,025,543
New York Times Company - Class A	52,976	3,170,084
Pinterest, Inc. - Class A(a)	40,517	1,484,138
Reddit, Inc. - Class A(a)	17,940	4,037,935
T-Mobile US, Inc.	5,532	1,394,009
Yelp, Inc.(a)	100,202	3,168,387
		55,431,085
Consumer Discretionary - 12.2%
Abercrombie & Fitch Company - Class A(a)	32,554	3,044,776
Adtalem Global Education, Inc.(a)	28,967	3,793,229
Airbnb, Inc. - Class A(a)	5,724	747,154
Amazon.com, Inc.(a)	55,073	12,611,717
Booking Holdings, Inc.	1,380	7,726,689
Chewy, Inc. - Class A(a)	55,178	2,260,091
Deckers Outdoor Corporation(a)	27,702	3,313,990
DoorDash, Inc. - Class A(a)	11,870	2,911,118
eBay, Inc.	33,277	3,015,229
Grand Canyon Education, Inc.(a)	19,308	3,891,914
Home Depot, Inc.	30,912	12,574,074
Laureate Education, Inc.(a)	144,946	3,983,116
Monarch Casino & Resort, Inc.	24,753	2,582,480
Royal Caribbean Cruises, Ltd.	17,282	6,277,168
Strategic Education, Inc.	25,209	2,050,752
TJX Companies, Inc.	46,084	6,295,535
		77,079,032
Consumer Staples - 6.5%
Altria Group, Inc.	94,789	6,370,769
Colgate-Palmolive Company	74,860	6,293,480
Costco Wholesale Corporation	13,382	12,623,508
Walmart, Inc.	163,956	15,900,453
		41,188,210
Energy - 2.0%
Exxon Mobil Corporation	54,528	6,232,005
International Seaways, Inc.	71,219	3,234,767
TechnipFMC PLC	86,879	3,193,672
		12,660,444
Financials - 15.6%
Berkshire Hathaway, Inc. - Class B(a)	25,593	12,872,767
Dave, Inc.(a)	3,881	827,507
Erie Indemnity Company - Class A	8,995	3,187,648
Federated Hermes, Inc.	53,750	2,854,125
JPMorgan Chase & Company	42,193	12,717,814
MarketAxess Holdings, Inc.	16,594	3,050,641
Mastercard, Inc. - Class A	21,300	12,679,677

	Shares	Value
Moody’s Corporation	12,317	$6,278,714
Morningstar, Inc.	12,099	3,175,019
Paymentus Holdings, Inc. - Class A(a)	102,813	4,002,510
Progressive Corporation	24,848	6,138,947
Robinhood Markets, Inc. - Class A(a)	56,190	5,845,446
SEI Investments Company	37,478	3,308,558
Sezzle, Inc.(a)	42,221	3,994,106
Toast, Inc. - Class A(a)	34,498	1,555,860
Visa, Inc. - Class A	44,837	15,772,760
		98,262,099
Health Care - 10.1%
AbbVie, Inc.	60,461	12,720,994
ADMA Biologics, Inc.(a)	197,980	3,417,135
Doximity, Inc. - Class A(a)	15,879	1,078,819
Eli Lilly & Company	17,115	12,538,107
Exelixis, Inc.(a)	102,679	3,842,248
Gilead Sciences, Inc.	68,607	7,750,533
Incyte Corporation(a)	37,492	3,172,198
Johnson & Johnson	71,378	12,646,040
Lantheus Holdings, Inc.(a)	19,588	1,075,381
Medpace Holdings, Inc.(a)	1,548	736,090
Zoetis, Inc.	29,322	4,585,961
		63,563,506
Industrials - 11.3%
Armstrong World Industries, Inc.	15,937	3,119,986
Automatic Data Processing, Inc.	20,758	6,311,470
Blue Bird Corporation(a)	45,549	2,659,606
Carlisle Companies, Inc.	3,719	1,435,125
Caterpillar, Inc.	14,605	6,120,079
Cintas Corporation	21,310	4,475,739
Comfort Systems USA, Inc.	4,452	3,131,448
Crane Company	16,144	2,991,483
ExlService Holdings, Inc.(a)	51,601	2,259,092
IES Holdings, Inc.(a)	9,447	3,299,932
Illinois Tool Works, Inc.	23,657	6,260,825
Parker-Hannifin Corporation	1,825	1,385,814
Paycom Software, Inc.	14,981	3,402,934
REV Group, Inc.	72,842	3,875,923
Sterling Infrastructure, Inc.(a)	13,438	3,742,886
TransDigm Group, Inc.	4,457	6,234,808
Uber Technologies, Inc.(a)	63,333	5,937,469
Valmont Industries, Inc.	8,371	3,073,161
Verisk Analytics, Inc.	6,314	1,692,910
		71,410,690
Information Technology - 28.1%(b)
Adobe, Inc.(a)	17,743	6,328,928
Appfolio, Inc. - Class A(a)	5,338	1,480,654
Apple, Inc.	54,933	12,752,147
AppLovin Corporation - Class A(a)	6,316	3,022,774
Autodesk, Inc.(a)	22,298	7,017,181
Badger Meter, Inc.	18,281	3,343,961
Broadcom, Inc.	52,831	15,711,411

The accompanying notes are an integral part of these financial statements.

9

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Cirrus Logic, Inc.(a)	26,979	$3,080,732
Clear Secure, Inc. - Class A	108,241	3,930,231
Docusign, Inc.(a)	31,017	2,377,763
Dolby Laboratories, Inc. - Class A	35,576	2,550,088
F5, Inc.(a)	12,474	3,906,108
Fair Isaac Corporation(a)	2,769	4,213,421
Fortinet, Inc.(a)	101,396	7,986,963
HubSpot, Inc.(a)	8,608	4,159,127
InterDigital, Inc.	14,754	4,008,809
Intuit, Inc.	4,747	3,166,249
Lam Research Corporation	60,781	6,087,217
LiveRamp Holdings, Inc.(a)	54,028	1,508,462
Manhattan Associates, Inc.(a)	3,385	729,264
Microsoft Corporation	25,095	12,715,386
Motorola Solutions, Inc.	13,825	6,531,759
NVIDIA Corporation	69,311	12,072,590
Onto Innovation, Inc.(a)	28,837	3,056,722
Oracle Corporation	53,788	12,163,080
Palantir Technologies, Inc. - Class A(a)	18,426	2,887,538
Palo Alto Networks, Inc.(a)	10,055	1,915,679
Pegasystems, Inc.	64,719	3,508,417
Qualys, Inc.(a)	19,760	2,683,606
Rambus, Inc.(a)	34,628	2,554,508
Salesforce, Inc.	25,842	6,622,013
ServiceNow, Inc.(a)	9,100	8,348,886
Twilio, Inc. - Class A(a)	38,429	4,058,487
Ubiquiti, Inc.	1,971	1,040,944
		177,521,105
Materials - 2.9%
Ecolab, Inc.	22,559	6,249,745
Royal Gold, Inc.	16,463	2,956,426
Sherwin-Williams Company	17,188	6,287,886
United States Lime & Minerals, Inc.	21,239	2,674,415
		18,168,472
Real Estate - 1.2%
American Tower Corporation	27,481	5,602,002
Zillow Group, Inc. - Class C(a)	26,246	2,212,800
		7,814,802

	Shares	Value
Utilities - 1.3%
Constellation Energy Corporation	13,246	4,079,503
Vistra Corporation	20,162	3,812,836
		7,892,339
TOTAL COMMON STOCKS (Cost $542,526,005)		630,991,784
TOTAL INVESTMENTS - 100.0% (Cost $542,526,005)		630,991,784
Liabilities in Excess of Other Assets - (0.0)%(c)		(142,170)
TOTAL NET ASSETS - 100.0%		$630,849,614

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

10

Vident ETFs
Statements of Assets and Liabilities
August 31, 2025

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
ASSETS:
Investments, at value	$379,723,736	$460,584,155	$630,991,784
Cash - interest bearing deposit account	1,434,810	—	1,167,908
Cash and cash equivalents held as collateral for TBA commitments	—	39,546,041	—
Foreign currency, at value	123,041	—	—
Dividend tax reclaims receivable	1,622,072	—	—
Dividends receivable	955,150	—	419,197
Interest receivable	4,914	4,860,125	2,968
Receivable for investments sold	—	—	275,669,012
Receivable for fund shares sold	—	—	73,086,188
Total assets	383,863,723	504,990,321	981,337,057
LIABILITIES:
Payable to adviser	194,896	162,828	266,372
Payable for investments purchased	610	36,689,637	277,608,171
Payable for capital shares redeemed	—	—	72,612,900
Total liabilities	195,506	36,852,465	350,487,443
NET ASSETS	$383,668,217	$468,137,856	$630,849,614
Net Assets Consists of:
Paid-in capital	$442,434,947	$523,450,479	$574,413,384
Total distributable earnings/(accumulated losses)	(58,766,730)	(55,312,623)	56,436,230
Total net assets	$ 383,668,217	$468,137,856	$630,849,614
Net assets	$383,668,217	$468,137,856	$630,849,614
Shares issued and outstanding(a)	12,200,000	10,700,000	9,775,000
Net asset value per share	$31.45	$43.75	$64.54
Cost:
Investments, at cost	$321,566,966	$460,929,779	$542,526,005
Foreign currency, at cost	$120,949	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

VIDENT ETFs
Statements of Operations
For the Year Ended August 31, 2025

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
INVESTMENT INCOME:
Dividend income	$16,741,473	$—	$6,560,503
Less: Issuance fees	(330)	—	—
Less: Dividend withholding taxes	(2,051,090)	—	—
Interest income	49,969	20,843,968	21,416
Total investment income	14,740,022	20,843,968	6,581,919
EXPENSES:
Investment advisory fee	2,106,037	1,858,560	2,961,393
Total expenses	2,106,037	1,858,560	2,961,393
NET INVESTMENT INCOME	12,633,985	18,985,408	3,620,526
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	32,936,914	(99,991)	(2,698,538)
In-kind redemptions	5,440,176	204,723	69,657,717
Foreign currency transactions	(66,279)	—	—
Net realized gain (loss)	38,310,811	104,732	66,959,179
Net change in unrealized appreciation (depreciation) on:
Investments	33,961,867	(6,230,516)	20,115,116
Foreign currency translation	97,588	—	—
Net change in unrealized appreciation (depreciation)	34,059,455	(6,230,516)	20,115,116
Net realized and unrealized gain (loss)	72,370,266	(6,125,784)	87,074,295
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 85,004,251	$12,859,624	$90,694,821

The accompanying notes are an integral part of these financial statements.

12

VIDENT ETFs
Statements of Changes in Net Assets

	Vident International Equity Strategy ETFTM		Vident U.S. Bond Strategy ETFTM
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$12,633,985	$12,285,195	$18,985,408	$18,130,032
Net realized gain (loss)	38,310,811	12,691,015	104,732	(6,042,961)
Net change in unrealized appreciation (depreciation)	34,059,455	29,773,587	(6,230,516)	22,621,994
Net increase (decrease) in net assets from operations	85,004,251	54,749,797	12,859,624	34,709,065
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,349,982)	(13,529,647)	(19,015,676)	(17,916,415)
Total distributions to shareholders	(16,349,982)	(13,529,647)	(19,015,676)	(17,916,415)
CAPITAL TRANSACTIONS:
Shares sold	5,457,070	2,407,150	30,357,270	64,738,000
Shares redeemed	(41,146,620)	(57,047,410)	(8,645,760)	(17,208,730)
ETF transaction fees (See Note 6)	28,004	54,196	665	4,253
Net increase (decrease) in net assets from capital transactions	(35,661,546)	(54,586,064)	21,712,175	47,533,523
NET INCREASE (DECREASE) IN NET ASSETS	32,992,723	(13,365,914)	15,556,123	64,326,173
NET ASSETS:
Beginning of the year	350,675,494	364,041,408	452,581,733	388,255,560
End of the year	$ 383,668,217	$350,675,494	$468,137,856	$452,581,733
SHARES TRANSACTIONS
Shares sold	200,000	100,000	700,000	1,500,000
Shares redeemed	(1,500,000)	(2,300,000)	(200,000)	(400,000)
Total increase (decrease) in shares outstanding	(1,300,000)	(2,200,000)	500,000	1,100,000

The accompanying notes are an integral part of these financial statements.

13

VIDENT ETFs
Statements of Changes in Net Assets(Continued)

	Vident U.S. Equity Strategy ETFTM
	Year Ended August 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$3,620,526	$5,607,316
Net realized gain (loss)	66,959,179	58,693,109
Net change in unrealized appreciation (depreciation)	20,115,116	20,999,152
Net increase (decrease) in net assets from operations	90,694,821	85,299,577
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,009,223)	(5,728,087)
Total distributions to shareholders	(4,009,223)	(5,728,087)
CAPITAL TRANSACTIONS:
Shares sold	156,824,748	156,118,625
Shares redeemed	(183,920,453)	(203,612,130)
ETF transaction fees (See Note 6)	3	—
Net increase (decrease) in net assets from capital transactions	(27,095,702)	(47,493,505)
NET INCREASE (DECREASE) IN NET ASSETS	59,589,896	32,077,985
NET ASSETS:
Beginning of the year	571,259,718	539,181,733
End of the year	$630,849,614	$571,259,718
SHARES TRANSACTIONS
Shares sold	2,550,000	2,875,000
Shares redeemed	(2,975,000)	(3,775,000)
Total increase (decrease) in shares outstanding	(425,000)	(900,000)

The accompanying notes are an integral part of these financial statements.

14

Vident International Equity Strategy ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.98	$23.19	$22.08	$27.80	$21.54
INVESTMENT OPERATIONS:
Net investment income(a)	0.99	0.81	1.01	1.34	0.78
Net realized and unrealized gain (loss) on investments(b)	5.77	2.88	1.20	(5.60)	6.34
Total from investment operations	6.76	3.69	2.21	(4.26)	7.12
LESS DISTRIBUTIONS FROM:
Net investment income	(1.29)	(0.90)	(1.10)	(1.46)	(0.86)
Total distributions	(1.29)	(0.90)	(1.10)	(1.46)	(0.86)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$31.45	$25.98	$23.19	$22.08	$27.80
Total return	27.06%	16.20%	10.31%	−15.77%	33.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$383,668	$350,675	$364,041	$340,074	$486,453
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.61%	0.61%	0.61%	0.61%	0.61%
After expense reimbursement/recoupment	0.61%	0.61%	0.61%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	3.66%	3.36%	4.53%	5.23%	3.04%
Portfolio turnover rate(d)	70%	64%	82%	70%	74%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

Vident U.S. Bond Strategy ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$44.37	$42.67	$44.43	$51.96	$52.01
INVESTMENT OPERATIONS:
Net investment income(a)	1.83	1.89	1.60	0.85	0.80
Net realized and unrealized gain (loss) on investments(b)	(0.62)	1.68	(1.80)	(7.23)	(0.05)
Total from investment operations	1.21	3.57	(0.20)	(6.38)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(1.83)	(1.87)	(1.56)	(1.05)	(0.80)
Net realized gains	—	—	—	(0.10)	—
Total distributions	(1.83)	(1.87)	(1.56)	(1.15)	(0.80)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$43.75	$44.37	$42.67	$44.43	$51.96
Total return	2.82%	8.61%	−0.45%	−12.41%	1.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$468,138	$452,582	$388,256	$377,675	$415,673
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.41%	0.41%	0.41%	0.41%	0.41%
After expense reimbursement/recoupment	0.41%	0.41%	0.41%	0.40%	0.39%
Ratio of net investment income (loss) to average net assets	4.19%	4.39%	3.69%	1.77%	1.55%
Portfolio turnover rate(d)	168%	202%	185%	247%	238%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Vident U.S. Equity Strategy ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$56.01	$48.57	$41.04	$44.58	$30.03
INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.52	0.67	0.62	0.46
Net realized and unrealized gain (loss) on investments(b)	8.57	7.45	7.53	(3.56)	14.56
Total from investment operations	8.93	7.97	8.20	(2.94)	15.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.53)	(0.67)	(0.60)	(0.47)
Total distributions	(0.40)	(0.53)	(0.67)	(0.60)	(0.47)
ETF transaction fees per share	0.00(c)	—	0.00(c)	0.00(c)	—
Net asset value, end of year	$64.54	$56.01	$48.57	$41.04	$44.58
Total return	16.01%	16.49%	20.24%	−6.66%	50.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$630,850	$571,260	$539,182	$463,768	$427,974
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/recoupment	0.50%	0.50%	0.50%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets	0.61%	1.02%	1.54%	1.42%	1.19%
Portfolio turnover rate(d)	64%	65%	167%	63%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Vident ETFs
Notes to Financial Statements
August 31, 2025
NOTE 1 – ORGANIZATION
Vident International Equity Strategy ETFTM, Vident U.S. Bond Strategy ETFTM and Vident U.S. Equity Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Vident International Equity Strategy ETFTM and the Vident U.S. Equity Strategy ETFTM is to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM and Vident U.S. Quality IndexTM, respectively. The Vident U.S. Bond Strategy ETFTM is actively-managed and seeks current income and long-term capital appreciation. Prior to May 9, 2025, the Vident U.S. Bond Strategy ETFTM sought to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond IndexTM. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014; and Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014.
The end of the reporting period for the Funds is August 31, 2025. The current fiscal period is the period from September 1, 2024 through August 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

18

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Vident International Equity Strategy ETFTM

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$376,534,629	$—	$0	$376,534,629
Preferred Stocks	3,189,107	—	—	3,189,107
Rights	—	—	0	0
Total Investments	$379,723,736	$—	$0	$379,723,736

Refer to the Schedule of Investments for further disaggregation of investment categories.
Vident U.S. Bond Strategy ETFTM

Investments:	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$265,869,450	$—	$265,869,450
Corporate Bonds	—	125,266,692	—	125,266,692
Mortgage-Backed Securities	—	54,510,233	—	54,510,233
U.S. Government Agency Issues	—	13,083,371	—	13,083,371
Foreign Government Debt Obligations	—	1,854,409	—	1,854,409
Total Investments	$—	$460,584,155	$—	$460,584,155

Refer to the Schedule of Investments for further disaggregation of investment categories.

19

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)
Vident U.S. Equity Strategy ETFTM

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$630,991,784	$—	$—	$630,991,784
Total Investments	$630,991,784	$—	$—	$630,991,784

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

20

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)
The value of TBA commitments on the Statement of Assets and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:
Statement of Assets and Liabilities - Values of TBA Commitments as of the end of the current fiscal period

	Asset
	Location	Value
TBA Commitments - Credit/interest rate risk	Investments, at value	$36,711,405

	Liabilities
	Location	Value
TBA Commitments - Credit/interest rate risk	Payable for securities purchased	$36,689,637

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	$402,875	TBA Commitments	$6,991

The average monthly value of TBA Commitments during the current fiscal period was $36,189,354.
OFFSETTING ASSETS AND LIABILITIES
The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.
OFFSETTING ASSETS AND LIABILITIES
Liabilities

Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Goldman Sachs & Company, LLC	$10,055,400	$—	$10,055,400
Wells Fargo Securities, LLC	26,634,237	—	26,634,237
	$36,689,637	$—	$36,689,637

21

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)

	Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Goldman Sachs & Company, LLC	$(9,145,400)	$(910,000)	$—
Wells Fargo Securities, LLC	(25,834,237)	(800,000)	—
	$(34,979,637)	$(1,710,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
F.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
G.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

H.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

22

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)
I.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2025 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(4,975,495)	$4,975,495
Vident U.S. Bond Strategy ETFTM	(201,511)	201,511
Vident U.S. Equity Strategy ETFTM	(69,133,562)	69,133,562

L.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds.  Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

M.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Asset Management (the “Adviser”) serves as the investment adviser to the Funds and index provider to the Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% and Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for

23

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)
the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Strategy ETFTM	$240,997,166	$251,258,134
Vident U.S. Bond Strategy ETFTM	755,140,630	759,154,996
Vident U.S. Equity Strategy ETFTM	382,275,871	380,462,372

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$1,606,608	$29,832,531
Vident U.S. Bond Strategy ETFTM	27,289,306	7,724,261
Vident U.S. Equity Strategy ETFTM	155,100,168	183,603,054

There were no purchases or sales of U.S. Government securities in Vident International Equity Strategy ETFTM or Vident U.S. Equity Strategy ETFTM during the current fiscal period. Included in the amounts for Vident U.S. Bond Strategy ETFTM there were $291,183,523 of purchases and $288,847,261 of sales of U.S. Government securities during the current fiscal period.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2025, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
Tax cost of Investments	$325,047,836	$461,842,499	$543,412,791
Gross tax unrealized appreciation	$70,631,082	$9,494,747	$98,777,215
Gross tax unrealized depreciation	(15,853,440)	(10,753,091)	(11,198,222)
Net tax unrealized appreciation/(depreciation)	54,777,642	(1,258,344)	87,578,993
Undistributed ordinary income	8,063,738	953,609	809,479
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(121,608,110)	(55,007,888)	(31,952,242)
Distributable earnings/(accumulated deficit)	$(58,766,730)	$(55,312,623)	$56,436,230

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’

24

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)
taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2025, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.
As of August 31, 2025, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$121,594,440	$—
Vident U.S. Bond Strategy ETFTM	29,499,956	25,507,932
Vident U.S. Equity Strategy ETFTM	31,952,242	—

During the fiscal year ended August 31, 2025, the Funds utilized the following capital loss carryforwards that were available as of August 31, 2024:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$7,312,572	$19,612,493
Vident U.S. Bond Strategy ETFTM	—	—
Vident U.S. Equity Strategy ETFTM	—	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2025, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$16,349,982	$—
Vident U.S. Bond Strategy ETFTM	19,015,676	—
Vident U.S. Equity Strategy ETFTM	4,009,223	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2024, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$13,529,647	$—
Vident U.S. Bond Strategy ETFTM	17,916,415	—
Vident U.S. Equity Strategy ETFTM	5,728,087	—

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Bond Strategy ETFTM and Vident U.S. Equity Strategy ETFTM each charge $500 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has

25

Vident ETFs
Notes to Financial Statements
August 31, 2025(Continued)
determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.
Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM Only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

26

Vident ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Vident ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Strategy ETF, Vident U.S. Bond Strategy ETF, and Vident U.S. Equity Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Vident Asset Management’s investment companies since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2025

27

Vident ETFs
TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	60.72%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2025 was as follows:

Vident International Equity Strategy ETFTM	0.26%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

SHORT-TERM CAPITAL GAIN
For the year ended August 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$2,095,383	$0.17175270	100.00%
Vident U.S. Bond Strategy ETFTM	—	—	—
Vident U.S. Equity Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

28

Vident ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding basis for Approval of Investment Advisory Contract
Not applicable.

29

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/10/2025

* Print the name and title of each signing officer under his or her signature.